Pensions_ Defined Contribution Plans (Details) - USD ($)		12 Months Ended
	Jul. 01, 2005	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Percentage of employees salaries and wages.	6.00%
Pension costs under defined contribution pension plans		$ 396,059	$ 378,041	$ 332,403
Hong Kong [Member]
Disclosure of defined benefit plans [line items]
Pension costs under defined contribution pension plans		$ 293,259	$ 548,474	$ 2,149